Income Taxes	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Taxes

7. INCOME TAXES

TAX CREDIT FOR THE PERIOD	2019	2020	2021
Current income credit / (tax)
- Current year	$8,228	$10,320	$(4,087)
- Prior years	1,030	(767)	—
Total current income credit / (tax)	9,258	9,553	(4,087)
Deferred income tax credit
- Current year	283	393	1,243
- Prior years	—	—	—
Total deferred income credit	283	393	1,243
Total income tax credit/(expense)	$9,541	$9,946	$(2,844)

Included in the current year income credit are amounts related to research and development tax credits of $nil (2020: $10,479, 2019: $8,976) in respect of the current year and $nil (2020: $772, 2019: $804) in respect of prior years.

The prior year adjustment, which is primarily related to the research and development tax credit, has arisen following an increase in the eligible expenditure included within the claim filing made with the tax authorities.

In 2021, the group transitioned from the small company scheme to the research and development expenditure credit scheme ("RDEC"), see Note 21.

Reconciliation of effective tax rate:

	2019	2020	2021
Loss for the period before taxation	$142,650	$250,943	$97,911
Tax benefit at standard U.K. rate at 19%	27,104	47,679	18,603
Difference in overseas tax rates	409	145	(700)
Expenses not deductible for tax purposes	(5,345)	(5,389)	7,359
Tax losses for which no deferred tax asset was recognized	(14,683)	(37,694)	(21,887)
Share-based payment (not deductible for tax purposes)	(693)	(572)	(6,443)
Research and development credit	3,943	4,804	—
Adjustments for prior year	(1,030)	767	—
Other timing differences and adjustments	(164)	206	224
Income tax credit/(expense)	$9,541	$9,946	$(2,844)
Effective tax rate	7%	4%	-3%

In the March 3, 2021 U.K. budget, it was announced that the U.K. tax rate will increase to 25% from April 1, 2023. This will not have a consequential effect on the Group’s recognized deferred taxes, however the Group has substantial unrecognized U.K. net operating losses (Note 19).